Offerings - Offering: 1	Sep. 15, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 644,464,795.82
Fee Rate	0.01531%
Amount of Registration Fee	$ 98,667.56
Offering Note	(I) The maximum number of subordinate voting shares ("Subordinate Voting Shares") of TELUS International (Cda) Inc.("TELUS Digital") to which this transaction applies is estimated to be 143,313,179, which consists of the sum of: (a) 119,850,737 Subordinate Voting Shares issued and outstanding (excluding 6,874,822 Subordinate Voting Shares held by TELUS Corporation and not including Subordinate Voting Shares into which multiple voting shares of TELUS Digital held by TELUS Corporation are convertible), which are eligible to receive consideration of $4.50 per share, payable at shareholder's election, (i) in cash, (ii) 0.273 of a TELUS Corporation common share (a "TELUS Share"), or (iii) a combination of $2.25 in cash and 0.136 of a TELUS Share. Shareholders electing alternative (ii) or (iii) will be subject to proration such that the aggregate consideration will include no more than 25% in TELUS Shares. For purposes of the fee calculation, the filing persons have assumed that holders of all such shares elect to receive cash consideration; (b) 1,236,958 Subordinate Voting Shares underlying outstanding restricted stock units of TELUS Digital that are Specified RSUs (as defined in TELUS Digital's Management Information Circular (the "Circular") attached as Exhibit (a)(2)(i) to this Schedule 13E-3); (c) 10,799,497 Subordinate Voting Shares underlying outstanding restricted stock units of TELUS Digital that are Non-Specified RSUs (as defined in the Circular); (d) 6,349,016 Subordinate Voting Shares underlying outstanding performance stock units of TELUS Digital ("PSUs"); and (e) 5,076,971 Subordinate Voting Shares underlying outstanding options of TELUS Digital ("Options"). (II) In accordance with Rule 0-11 under the Securities Exchange Act of 1934, as amended (the "Exchange Act"), the proposed maximum aggregate value of the transaction estimated solely for the purposes of calculating the filing fee was calculated as the sum of: (a) the product of 119,850,737 Subordinate Voting Shares and the cash consideration of $4.50 per Subordinate Voting Share; (b) the product of 1,236,958 Subordinate Voting Shares underlying outstanding Specified RSUs and the cash consideration of $4.50 per Subordinate Voting Share; (c) the product of 10,799,497 Subordinate Voting Shares underlying outstanding Non-Specified RSUs and $4.48, the average of the high and low price of the Subordinate Voting Shares on the New York Stock Exchange on September 12, 2025, which is within five business days prior to the filing of this Schedule 13E-3 (the "Subordinate Voting Share Price"); (d) the product of 6,349,016 Subordinate Voting Shares underlying outstanding PSUs and the Subordinate Voting Share Price; and (e) the product of 5,076,971 Subordinate Voting Shares underlying outstanding Options and the Subordinate Voting Share Price. (III) The filing fee was calculated in accordance with Rule 0-11(b) under the Exchange Act by multiplying the assumed Transaction Valuation by the Fee Rate.